Investments (Net Investment Income - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading and FVO securities — Actively Traded and FVO general account securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Changes in estimated fair value included in net investment income	$ (18)	$ (14)	$ 4